Property and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	€ 2,663
Property and equipment, end of period	2,421	€ 2,663
Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	6,743	6,982
Changes in the group of consolidated companies	139	(9)
Additions	465	485
Transfers	(53)	(4)
Reclassifications (to)/from "held for sale"	(538)	(61)
Disposals	569	484
Exchange rate changes	195	(166)
Property and equipment, end of period	6,382	6,743
Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	4,080	4,178
Changes in the group of consolidated companies	27	(9)
Transfers	30	(4)
Reclassifications (to)/from "held for sale"	(277)	0
Disposals	426	418
Exchange rate changes	125	(128)
Depreciation	430	441
Impairment losses	9	19
Reversals of impairment losses	37	(1)
Accumulated depreciation and impairment, end of period	3,960	4,080
Owner occupied properties [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	809
Property and equipment, end of period	450	809
Owner occupied properties [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	1,387	1,516
Changes in the group of consolidated companies	0	0
Additions	11	12
Transfers	(8)	18
Reclassifications (to)/from "held for sale"	(478)	(61)
Disposals	134	96
Exchange rate changes	1	(3)
Property and equipment, end of period	778	1,387
Owner occupied properties [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	579	572
Changes in the group of consolidated companies	0	0
Transfers	(13)	1
Reclassifications (to)/from "held for sale"	(215)	0
Disposals	17	44
Exchange rate changes	1	(1)
Depreciation	28	37
Impairment losses	3	15
Reversals of impairment losses	37	0
Accumulated depreciation and impairment, end of period	328	579
Furniture and equipment [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	673
Property and equipment, end of period	740	673
Furniture and equipment [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	2,473	2,406
Changes in the group of consolidated companies	141	(8)
Additions	150	165
Transfers	(4)	75
Reclassifications (to)/from "held for sale"	(30)	0
Disposals	291	97
Exchange rate changes	164	(67)
Property and equipment, end of period	2,602	2,473
Furniture and equipment [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	1,800	1,720
Changes in the group of consolidated companies	28	(8)
Transfers	48	17
Reclassifications (to)/from "held for sale"	(40)	0
Disposals	281	90
Exchange rate changes	99	(54)
Depreciation	206	211
Impairment losses	3	3
Reversals of impairment losses	0	(1)
Accumulated depreciation and impairment, end of period	1,862	1,800
Leasehold improvements [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	1,041
Property and equipment, end of period	1,090	1,041
Leasehold improvements [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	2,743	2,820
Changes in the group of consolidated companies	(2)	(1)
Additions	155	117
Transfers	106	191
Reclassifications (to)/from "held for sale"	(27)	0
Disposals	144	291
Exchange rate changes	29	(92)
Property and equipment, end of period	2,860	2,743
Leasehold improvements [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	1,702	1,886
Changes in the group of consolidated companies	(1)	(1)
Transfers	(5)	(22)
Reclassifications (to)/from "held for sale"	(22)	0
Disposals	128	284
Exchange rate changes	24	(72)
Depreciation	197	193
Impairment losses	3	2
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, end of period	1,770	1,702
Construction-in-progress [Member] | Carrying value [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	139
Property and equipment, end of period	142	139
Construction-in-progress [Member] | Cost of acquisition [Member]
Property and Equipment [Line Items]
Property and equipment, beginning of period	139	240
Changes in the group of consolidated companies	0	0
Additions	150	191
Transfers	(147)	(288)
Reclassifications (to)/from "held for sale"	(2)	0
Disposals	0	0
Exchange rate changes	1	(4)
Property and equipment, end of period	142	139
Construction-in-progress [Member] | Accumulated depreciation and impairment [Member]
Property and Equipment [Line Items]
Accumulated depreciation and impairment, beginning of period	0	0
Changes in the group of consolidated companies	0	0
Transfers	0	0
Reclassifications (to)/from "held for sale"	0	0
Disposals	0	0
Exchange rate changes	0	0
Depreciation	0	0
Impairment losses	0	0
Reversals of impairment losses	0	0
Accumulated depreciation and impairment, end of period	€ 0	€ 0